Legal proceedings and regulatory matters (Details) $ in Millions	1 Months Ended											2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended			24 Months Ended
	Oct. 31, 2020 action	Jun. 30, 2020 complaint plaintiff financial_institutions action	Feb. 29, 2020 plaintiff	Oct. 31, 2019 complaint	Sep. 30, 2019 complaint	Jul. 31, 2019 lawsuit	Mar. 31, 2019 complaint	Sep. 30, 2018 lawsuit	Jan. 31, 2018 transaction	Dec. 31, 2016	Apr. 30, 2016 complaint	Aug. 31, 2016 lawsuit	Mar. 31, 2019 lawsuit	Nov. 30, 2015 complaint	Dec. 31, 2020 USD ($) action complaint	Dec. 31, 2019 USD ($) action	Dec. 31, 2012	Dec. 31, 2018 plaintiff	Nov. 30, 2008 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities															$ 97,717	$ 97,723
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period										1 month
Number of groups of plaintiffs | plaintiff																		5
Benchmark Rate Litigation, Intercontinental Exchange Libor
Disclosure of contingent liabilities [line items]
New claims filed | lawsuit						3							3
Benchmark Rate Litigation, Sibor, SOR, and BBSW
Disclosure of contingent liabilities [line items]
New claims filed | lawsuit												2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period									3 years
New claims filed | lawsuit								2
Number of transactions | transaction									2
Number of financial institutions included in complaint for proceedings | financial_institutions		28
Precious metals fix-related litigation
Disclosure of contingent liabilities [line items]
New claims filed | complaint											2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | action															2
Legal proceedings contingent liability | Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities															$ 500
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation																			$ 8,400
Estimated fund transfers, less withdrawals from securities under litigation																			$ 4,000
HSBC Holdings
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities															$ 13,906	$ 11,350
HSBC Holdings | Anti-money laundering and sanctions-related matters | New York
Disclosure of contingent liabilities [line items]
Number of pending claims | action															10
Number of claims dismissed	1	2		1	1		1									3
Number of new pending claims with motions to dismiss | action															3
Number of pending claims at an early stage | complaint															4
HSBC Holdings | Fiduciary Duty Litigation | New York
Disclosure of contingent liabilities [line items]
Deferred prosecution agreement period																	5 years
HSBC Private Bank (UK) Limited | Film finance litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | plaintiff		2	2
Number of new claims filed | complaint		2												2